Benefit Plans (Amounts Recorded In Accumulated Other Comprehensive Losses) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Net losses, accumulated other comprehensive losses	$ (3,759)	$ (3,085)
Prior service (cost) credit, accumulated other comprehensive losses	379	120
Deferred income taxes, accumulated other comprehensive losses	1,318	1,154
Amounts recorded in accumulated other comprehensive losses	(2,062)	(1,811)
Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
Net losses, accumulated other comprehensive losses	(2,788)	(2,287)
Prior service (cost) credit, accumulated other comprehensive losses	(46)	(62)
Deferred income taxes, accumulated other comprehensive losses	1,104	914
Amounts recorded in accumulated other comprehensive losses	(1,730)	(1,435)
Post-Retirement [Member]
Defined Benefit Plan Disclosure [Line Items]
Net losses, accumulated other comprehensive losses	(796)	(647)
Prior service (cost) credit, accumulated other comprehensive losses	425	182
Deferred income taxes, accumulated other comprehensive losses	146	180
Amounts recorded in accumulated other comprehensive losses	(225)	(285)
Post-Employment [Member]
Defined Benefit Plan Disclosure [Line Items]
Net losses, accumulated other comprehensive losses	(175)	(151)
Deferred income taxes, accumulated other comprehensive losses	68	60
Amounts recorded in accumulated other comprehensive losses	$ (107)	$ (91)